UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund (Formerly, Van Kampen Value FDP Fund)

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 08/31/2012

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2012 (Unaudited)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Aames Mortgage Investment
Trust, Series 2005-4, Class M1,
0.94%, 10/25/35 (a)	USD	180	$176,958
Ameriquest Mortgage Securities,
Inc. (a):
Series 2004-R4, Class M1,
1.06%, 6/25/34		493	471,268
Series 2005-R9, Class A2B,
0.47%, 11/25/35		105	102,821
Argent Securities, Inc., Series
2005-W2, Class A2C, 0.60%,
10/25/35 (a)		225	171,995
Bayview Financial Acquisition
Trust, Series 2004-D, Class M1,
0.87%, 8/28/44 (a)		252	238,506
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2004-2, Class 2A2,
0.74%, 2/25/35 (a)		232	176,332
CitiFinancial Mortgage Securities,
Inc., Series 2003-4, Class AF6,
4.49%, 10/25/33 (a)		285	290,984
CountryPlace Manufactured
Housing Contract Trust, Series
2005-1, Class A3, 4.80%,
12/15/35 (a)(b)		51	53,214
Countrywide Asset-Backed
Certificates (a):
Series 2004-1, Class M1,
0.99%, 3/25/34		123	107,469
Series 2005-11, Class AF4,
5.21%, 2/25/36		700	435,293
Series 2005-14, Class 3A2,
0.48%, 4/25/36		148	146,161
Green Tree Financial Corp., Series
1996-3, Class M1, 7.70%,
5/15/27 (a)		186	152,311
Greenpoint Manufactured
Housing, Series 1999-3, Class
1A7, 7.27%, 6/15/29		155	147,326
Home Equity Mortgage Trust,
Series 2004-4, Class M3,
1.21%, 12/25/34 (a)		178	133,618
JPMorgan Mortgage Acquisition
Corp., Series 2006-ACC1, Class
A4, 0.39%, 5/25/36 (a)		117	106,112
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M1,
0.71%, 8/25/35 (a)		113	109,790
Morgan Stanley ABS Capital I (a):
Series 2003-HE1, Class M1,
1.44%, 5/25/33		294	251,484
Series 2005-WMC1, Class M2,
0.97%, 1/25/35		145	114,552

Asset-Backed Securities		Par (000)	Value
Residential Asset Securities Corp.,
Series 2005-AHL2, Class A2,
0.50%, 10/25/35 (a)	USD	96	$91,938
Structured Asset Securities Corp.,
Series 2006-WF1, Class A5,
0.54%, 2/25/36 (a)		565	551,289
Total Asset-Backed Securities – 2.4%			4,029,421

Common Stocks	Shares
Automobiles — 0.0%
General Motors Co. (c)	661	14,112
Motors Liquidation Co. GUC Trust (c)	166	2,377
		16,489
Total Common Stocks – 0.0%		16,489

Corporate Bonds		Par (000)
Aerospace & Defense — 0.1%
United Technologies Corp., 3.10%,
6/01/22	USD	200	212,766
Biotechnology — 0.5%
Gilead Sciences, Inc., 4.50%,
4/01/21		800	915,286
Capital Markets — 1.8%
Credit Suisse, 2.20%, 1/14/14		500	506,849
The Goldman Sachs Group, Inc.:
5.25%, 7/27/21		250	265,827
6.75%, 10/01/37		500	520,589
KKR Group Finance Co. LLC,
6.38%, 9/29/20 (b)		200	226,390
Merrill Lynch & Co., Inc., 6.88%,
4/25/18		700	816,505
Morgan Stanley:
6.00%, 4/28/15		300	319,607
5.50%, 1/26/20		100	102,419
5.50%, 7/28/21		300	307,572
			3,065,758
Chemicals — 0.3%
Ineos Finance Plc, 9.00%,
5/15/15 (b)		100	106,000
Ineos Group Holdings Plc, 7.88%,
2/15/16 (b)	EUR	75	83,958

FDP SERIES, INC.	AUGUST 31, 2012	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
RPM International, Inc., 6.25%,
12/15/13	USD	50	$52,680
RPM United Kingdom G.P., 6.70%,
11/01/15 (b)		200	222,456
			465,094
Commercial Banks — 3.4%
Banco do Brasil SA, 5.88%,
1/26/22 (b)		1,000	1,055,000
Barclays Bank Plc, 2.25%,
5/10/17 (b)		515	530,353
BB&T Corp., 3.95%, 3/22/22		500	539,646
CIT Group, Inc.:
7.00%, 5/02/17 (b)		77	76,859
5.38%, 5/15/20		100	104,125
5.00%, 8/15/22		100	100,758
Commonwealth Bank of Australia,
2.25%, 3/16/17 (b)		300	311,040
Discover Bank, 8.70%, 11/18/19		400	506,190
Halyk Savings Bank of
Kazakhstan, 7.25%, 5/03/17		400	416,000
HSBC Bank Brasil SA - Banco
Multiplo, 4.00%, 5/11/16 (b)		200	205,000
HSBC Finance Corp., 6.68%,
1/15/21		300	340,297
HSBC Holdings Plc, 6.50%,
9/15/37		400	472,506
ICICI Bank Ltd - Dubai, 4.70%,
2/21/18 (b)		400	403,132
Regions Financial Corp., 7.75%,
11/10/14		200	221,540
The Royal Bank of Scotland Plc,
6.93%, 4/09/18	EUR	100	122,321
SVB Financial Group, 5.38%,
9/15/20	USD	300	329,976
			5,734,743
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp.,
6.75%, 4/06/21 (b)		300	308,025
Computers & Peripherals — 0.3%
Hewlett-Packard Co., 4.30%,
6/01/21		500	502,071
Construction Materials — 0.1%
Cemex SAB de C.V., 9.00%,
1/11/18 (b)		200	198,500
Consumer Finance — 0.6%
American Express Credit Corp.,
5.38%, 10/01/14	GBP	400	682,894
Ford Motor Credit Co. LLC:
5.00%, 5/15/18	USD	150	161,442
8.13%, 1/15/20		100	123,816
			968,152

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 2.4%
Ally Financial, Inc.:
8.00%, 12/31/18	USD	50	$56,125
7.50%, 9/15/20		200	229,000
Bank of America Corp., 5.63%,
10/14/16		1,200	1,333,728
Citigroup, Inc., 5.00%, 9/15/14		400	418,427
General Electric Capital Corp.:
4.88%, 3/06/13	EUR	150	192,642
Series G, 6.00%, 8/07/19	USD	500	606,939
JPMorgan Chase & Co.:
4.38%, 1/30/14	EUR	300	394,904
4.25%, 10/15/20	USD	700	769,847
			4,001,612
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 4.38%, 3/15/13	EUR	300	384,985
CenturyLink, Inc., 5.80%, 3/15/22USD	600	642,492
Frontier Communications Corp.:
8.25%, 4/15/17		100	111,500
8.50%, 4/15/20		100	111,500
Intelsat Jackson Holdings SA,
7.50%, 4/01/21		100	108,500
Telecom Italia Capital SA, 7.00%,
6/04/18		500	522,500
Telefonica Emisiones SAU, 4.95%,
1/15/15		250	251,875
Verizon New York, Inc., Series B,
7.38%, 4/01/32		100	130,363
			2,263,715
Electric Utilities — 0.8%
Dominion Resources, Inc., 8.88%,
1/15/19		600	822,183
Georgia Power Co., 4.30%,
3/15/42		100	107,952
Pacific Gas & Electric Co., 4.45%,
4/15/42		300	332,362
			1,262,497
Energy Equipment & Services — 0.1%
Cie Générale de Géophysique -
Veritas, 6.50%, 6/01/21		100	104,125
Food & Staples Retailing — 0.9%
CVS Caremark Corp., 5.75%,
6/01/17		300	360,722
Rite Aid Corp.:
9.75%, 6/12/16		100	109,750
8.00%, 8/15/20		100	112,500
Safeway, Inc., 3.95%, 8/15/20		600	566,940
Woolworths Ltd., 4.00%,
9/22/20 (b)		300	323,255
			1,473,167
Food Products — 1.4%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13		300	309,469
FDP SERIES, INC.	AUGUST 31, 2012	2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Food Products (concluded)
Bunge Ltd. Finance Corp. (concluded):
5.10%, 7/15/15	USD	400	$428,128
Ingredion, Inc., 4.63%, 11/01/20		300	329,062
Mondelez (FKA Kraft Foods,
Inc.), 3.50%,
6/06/22 (b)		800	847,327
Pinnacle Foods Finance LLC,
8.25%, 9/01/17		100	106,000
Sigma Alimentos SA de C.V.,
5.63%, 4/14/18 (b)		200	220,500
Wm. Wrigley Jr. Co., 3.05%,
6/28/13 (b)		200	203,256
			2,443,742
Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%,
11/15/21		600	665,568
Health Care Providers & Services — 0.7%
Laboratory Corp. of America
Holdings, 3.75%, 8/23/22		100	103,783
Medco Health Solutions, Inc.,
7.13%, 3/15/18		800	1,004,579
			1,108,362
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating
Co., Inc., 11.25%, 6/01/17		300	323,250
MGM Mirage, 6.63%, 7/15/15		100	104,250
			427,500
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric
Holdings Co. LLC, 11.50%,
10/01/20 (b)		300	241,500
Industrial Conglomerates — 0.0%
Hutchison Whampoa International
(03/33), Ltd., 7.45%,
11/24/33 (b)		50	72,514
Insurance — 1.0%
Aflac, Inc., 8.50%, 5/15/19		100	134,251
Liberty Mutual Group, Inc., 4.95%,
5/01/22 (b)		600	627,521
PRICOA Global Funding I, 5.45%,
6/11/14 (b)		300	322,850
Prudential Covered Trust, 3.00%,
9/30/15 (b)		300	310,729
Willis Group Holdings Plc, 5.75%,
3/15/21		200	223,355
			1,618,706
Media — 1.8%
CBS Corp., 1.95%, 7/01/17		500	510,512
Clear Channel Communications,
Inc., 9.00%, 3/01/21		100	85,750
Clear Channel Worldwide
Holdings, Inc., 7.63%, 3/15/20		100	97,000

Corporate Bonds		Par (000)	Value
Media (concluded)
DIRECTV Holdings LLC, 3.80%,
3/15/22	USD	500	$516,482
DISH DBS Corp., 5.88%,
7/15/22 (b)		200	201,500
Intelsat Luxembourg SA, 11.25%,
2/04/17		50	52,500
News America, Inc., 7.25%,
5/18/18		400	499,465
Time Warner Cable, Inc., 6.75%,
7/01/18		700	875,834
Time Warner, Inc., 6.10%,
7/15/40		200	244,052
			3,083,095
Metals & Mining — 0.4%
ArcelorMittal, 5.75%, 3/01/21		100	94,875
Cliffs Natural Resources, Inc.,
4.80%, 10/01/20		200	196,557
FMG Resources August 2006
Property Ltd., 6.88%,
4/01/22 (b)		100	92,000
Teck Resources Ltd., 4.50%,
1/15/21		300	316,842
			700,274
Multi-Utilities—0.4%
CenterPoint Energy, Inc., 6.50%,
5/01/18		300	361,371
CenterPoint Energy Resources
Corp., 6.13%, 11/01/17		200	239,589
			600,960
Oil, Gas & Consumable Fuels — 4.1%
Alpha Natural Resources, Inc.,
6.25%, 6/01/21		100	89,500
Apache Corp., 4.75%, 4/15/43		500	573,241
Canadian Natural Resources Ltd.,
5.90%, 2/01/18		500	601,767
Chesapeake Energy Corp., 6.63%,
8/15/20		200	205,500
CNPC HK Overseas Capital, Ltd.,
5.95%, 4/28/41 (b)		200	260,108
Energy Transfer Equity LP, 7.50%,
10/15/20		100	115,000
ENI SpA, 4.15%, 10/01/20 (b)		300	298,325
Enogex LLC, 6.25%, 3/15/20 (b)		400	452,102
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	117,287
7.03%, 1/15/68 (a)		200	224,000
Gaz Capital for Gazprom, 6.21%,
11/22/16 (b)		500	555,750
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18 (b)		200	213,287
Plains Exploration & Production
Co., 6.63%, 5/01/21		200	214,000
FDP SERIES, INC.	AUGUST 31, 2012	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Samson Investment Co., 9.75%,
2/15/20 (b)	USD	100	$103,000
SandRidge Energy, Inc.:
8.75%, 1/15/20		100	106,500
7.50%, 2/15/23 (b)		100	100,500
Valero Energy Corp., 9.38%,
3/15/19		800	1,070,278
Weatherford International, Ltd.,
5.95%, 4/15/42		900	939,996
Woodside Finance Ltd., 4.50%,
11/10/14 (b)		600	634,723
			6,874,864
Paper & Forest Products — 0.0%
NewPage Corp., 11.38%,
12/31/14 (c)(d)		100	67,750
Real Estate Investment Trusts (REITs) — 1.1%
ERP Operating LP, 5.75%,
6/15/17		500	589,072
Healthcare Realty Trust, Inc.:
6.50%, 1/17/17		500	561,567
4.13%, 4/01/19		500	525,819
KimCo Realty Corp., 6.88%,
10/01/19		200	245,855
			1,922,313
Real Estate Management & Development — 0.4%
Forest City Enterprises, Inc.,
7.63%, 6/01/15		29	28,837
WEA Finance LLC, 5.70%,
10/01/16 (b)		540	609,066
			637,903
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (b)		75	81,188
10.75%, 8/01/20		134	143,380
			224,568
Software — 0.3%
Symantec Corp., 2.75%, 6/15/17		500	508,474
Tobacco — 0.7%
Altria Group, Inc., 9.70%,
11/10/18		500	717,768
Lorillard Tobacco Co., 2.30%,
8/21/17		400	404,955
			1,122,723
Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (b)		380	403,180
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp., 7.00%,
3/01/20 (b)		200	219,000

Corporate Bonds		Par (000)		Value
Total Corporate Bonds – 26.3%				$44,418,507

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.1%
TransDigm, Inc.:
Tranche B-1 Term Loan,
4.00%, 2/14/17	USD	184		184,835
Tranche B-2 Term Loan,
4.00%, 2/14/17		28		28,011
				212,846
Auto Components — 0.1%
Allison Transmission, Inc., Term
Loan B-3, 4.25%, 8/23/19		68		67,247
Federal-Mogul Corp.:
Term Loan B, 2.17% - 2.18%,
12/27/14		38		36,294
Term Loan C, 2.17% - 2.18%,
12/27/15		19		18,518
				122,059
Building Products — 0.0%
Goodman Global, Inc., Initial Term
Loan, 5.75%, 10/28/16		52		51,727
Chemicals — 0.3%
Evergreen Acqco 1 LP, Term Loan
B, 6.25%, 7/09/19		84		85,241
Ineos US Finance LLC, Dollar Term
Loan, 6.50%, 4/27/18		287		287,369
Tronox Pigments (Netherlands) B.V.:
Closing Date Term Loan,
4.25%, 2/08/18		76		75,416
Delayed Draw Term Loan,
4.25%, 2/08/18		21		20,568
				468,594
Commercial Services & Supplies — 0.3%
ARAMARK Corp.:
Extended Synthetic LC, 3.35%,
7/26/16		14		14,445
Extended Synthetic LC, 3.50%,
7/26/16		—	(e)	123
Extended Term Loan B, 3.48%,
7/26/16		220		219,639
Extended Term Loan C, 3.48%
- 3.71%, 7/26/16		2		1,520
KAR Auction Services, Inc., Term
Loan B, 5.00%, 5/19/17		278		277,828
				513,555
Consumer Finance — 0.5%
Moneygram Payment Systems, Inc.:
Term Loan B, 4.25%,
11/18/17		445		440,897
FDP SERIES, INC.	AUGUST 31, 2012	4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Consumer Finance (concluded)
Moneygram Payment Systems, Inc.
(concluded):
Term Loan B-1, 4.25%,
11/18/17	USD	367	$363,487
			804,384
Containers & Packaging — 0.4%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%,
2/09/18		147	148,131
Tranche C Term Loan, 6.50%,
8/09/18		475	481,303
			629,434
Diversified Financial Services — 0.2%
TransUnion LLC, Term Loan,
5.50%, 2/10/18		318	320,060
Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA,
Tranche B Term Loan, 5.25%,
4/02/18		698	699,999
Electronic Equipment, Instruments & Components — 0.1%
Flextronics International Ltd., Delayed
Draw:
Term Loan A, 2.48%,
10/01/14		12	11,899
Term Loan A-1A, 2.48%,
10/01/14		3	3,419
Term Loan A-1B, 2.48%,
10/01/14		16	16,145
Term Loan A-2, 2.48%,
10/01/14		10	9,820
Term Loan A-3, 2.48%,
10/01/14		55	54,664
			95,947
Food Products — 0.4%
Del Monte Foods Co., Initial Term
Loan, 4.50%, 3/08/18		638	629,685
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb, Inc., Parent Term
Loan B, 5.25%, 5/18/19		372	373,526
Hologic, Inc., Term Loan B, 4.50%,
8/01/19		89	89,440
			462,966
Health Care Providers & Services — 1.1%
Community Health Systems, Inc.,
Extended Term Loan, 3.92% -
3.96%, 1/25/17		574	574,731
DaVita, Inc.:
Term Loan B-2, 5.00%,
8/24/19		235	233,664
Tranche B Term Loan, 4.50%,
10/20/16		154	154,849

Floating Rate Loan Interests (a)		Par (000)	Value
Health Care Providers & Services (concluded)
HCA, Inc.:
Tranche B-1 Term Loan,
2.48%, 11/18/13	USD	50	$49,921
Tranche B-2 Term Loan,
3.71%, 3/31/17		533	525,710
Universal Health Services, Inc.,
Tranche B Term Loan, 3.75%,
11/15/16		331	330,692
			1,869,567
Hotels, Restaurants & Leisure — 0.6%
Ameristar Casinos, Inc., Term Loan
B, 4.00%, 4/14/18		126	125,834
Burger King Holdings, Inc.,
Tranche B Term Loan, 4.50%,
10/19/16		573	574,648
DineEquity, Inc., Term Loan B-1,
4.25% - 5.25%, 10/19/17		205	206,549
Wendy’s International, Inc.,
Closing Date Term Loan B,
4.75%, 5/15/19		76	76,038
			983,069
Insurance — 0.1%
Asurion LLC:
Term Loan (First Lien), 5.50%,
5/24/18		38	38,156
Term Loan B-1, 4.75%,
7/23/17		56	55,783
			93,939
IT Services — 0.1%
Genpact International, Inc., Term
Loan B, 5.50%, 8/16/19		37	37,300
SunGard Data Systems, Inc. (Solar
Capital Corp.), Tranche B US
Term Loan, 3.86% - 4.06%,
2/28/16		235	235,135
			272,435
Machinery — 0.4%
Generac Power Systems, Inc.,
Term Loan B, 6.25%, 5/30/18		18	18,594
Rexnord Corp., Term Loan B,
5.00%, 4/01/18		321	322,313
Terex Corp., US Term Loan, 5.50%,
4/28/17		270	271,604
Tomkins LLC and Tomkins Inc.,
Term Loan B-1, 4.25%, 9/21/16		127	127,807
			740,318
Media — 1.0%
Cinemark USA, Inc., Extended
Term Loan, 3.49% - 3.72%,
4/30/16		152	152,031
FDP SERIES, INC.	AUGUST 31, 2012	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Media (concluded)
CSC Holdings, Inc. (Cablevision):
Incremental Term Loan B-2,
1.98%, 3/29/16	USD	178	$177,310
Incremental Term Loan B-3,
1.98%, 3/29/16		54	53,801
Interactive Data Corp., Term Loan
B, 4.50%, 2/12/18		341	341,076
Regal Cinemas, Inc., Term Loan,
3.23% - 3.46%, 8/23/17		204	203,911
Sinclair Television Group, Inc.,
Tranche B Term Loan, 4.00%,
10/29/16		84	83,547
Telesat Canada, Term Loan B,
4.25%, 3/28/19		212	211,555
UPC Financing Partnership:
Term Loan T, 3.75%,
12/31/16		206	203,648
Term Loan X, 3.75%,
12/31/17		140	137,969
TWCC Holding Corp., Term Loan B,
4.25%, 2/11/17		145	145,483
			1,710,331
Metals & Mining — 0.8%
American Rock Salt Co. LLC, Initial
Loan, 5.50%, 4/25/17		273	265,151
Arch Coal, Inc., Term Loan B,
5.75%, 5/16/18		282	281,489
Walter Energy, Inc., Term Loan B,
4.00%, 4/14/18		775	762,109
			1,308,749
Oil, Gas & Consumable Fuels — 0.1%
PetroLogistics LP, Term Loan B,
7.00%, 3/23/17		147	147,338
Paper & Forest Products — 0.1%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13		184	185,600
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International,
Inc.:
Series A Tranche B, 4.75%,
2/13/19		140	140,049
Series B Tranche B, 4.75%,
2/13/19		45	45,104
Warner Chilcott Co. LLC, Term
Loan B-2, 4.25%, 3/15/18		88	87,926
Warner Chilcott Corp.:
Incremental Term Loan B-1,
4.25%, 3/15/18		67	66,779
Term Loan B-1, 4.25%,
3/15/18		177	175,852

Floating Rate Loan Interests (a)		Par (000)	Value
Pharmaceuticals (concluded)
WC Luxco S.a.r.l., Term Loan B-3,
4.25%, 3/15/18	USD	122	$120,898
			636,608
Road & Rail — 0.1%
Avis Budget Car Rental LLC,
Tranche C Term Loan, 4.25%,
3/15/19		126	125,935
The Hertz Corp., Synthetic Letter of
Credit, 3.75%, 3/11/18		40	38,113
			164,048
Specialty Retail — 0.4%
BJ's Wholesale Club, Inc., Term
Loan (First Lien), 5.25%,
9/30/18		595	597,293
Harbor Freight Tools USA, Inc.,
Term Loan B, 5.50%, 11/14/17		23	22,754
Party City Holdings, Inc., Term
Loan B, 5.75%, 7/27/19		176	176,807
			796,854
Textiles, Apparel & Luxury Goods — 0.0%
Visant Corp., Term Loan B, 5.25%,
12/22/16		35	33,414
Total Floating Rate Loan Interests – 8.3%			13,953,526

Foreign Agency Obligations
Australia Government Bond,
6.50%, 5/15/13	AUD	85		89,932
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/01/17	BRL	2,800	(f)	1,425,565
Hungary Government International
Bond:
6.00%, 1/11/19	EUR	120		148,280
3.88%, 2/24/20		40		43,263
Iceland Government International
Bond, 5.88%, 5/11/22 (b)	USD	100		106,000
Ireland Government Bond:
4.60%, 4/18/16	EUR	29		36,478
4.50%, 10/18/18		34		40,135
4.40%, 6/18/19		64		73,802
5.90%, 10/18/19		149		187,393
4.50%, 4/18/20		113		130,050
5.00%, 10/18/20		186		220,616
5.40%, 3/13/25		172		203,664
Israel Government Bond:
5.00%, 3/31/13	ILS	318		80,415
3.50%, 9/30/13		643		162,132
Korea Monetary Stabilization Bond:
3.25%, 12/18/12 (g)	KRW	112,870		98,536
3.83%, 4/02/13		45,140		40,015
3.38%, 5/09/13		451,000		397,700
FDP SERIES, INC.	AUGUST 31, 2012	6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)		Value
Korea Monetary Stabilization Bond
(concluded):
3.76%, 6/02/13	KRW	72,220		$64,098
3.28%, 6/09/13		541,610		477,399
3.90%, 8/02/13		135,430		120,519
3.59%, 10/02/13		126,390		112,335
3.48%, 12/02/13		216,700		192,585
3.47%, 2/02/14		297,980		265,053
3.59%, 4/02/14		437,940		390,638
3.28%, 6/02/14		519,220		461,355
Korea Treasury Bond:
Series 1209, 5.25%, 9/10/12		340,000		299,753
Series 1212, 4.25%,
12/10/12		100,000		88,450
Series 1303, 5.25%, 3/10/13		9,900		8,832
Series 1312, 3.00%,
12/10/13		349,000		308,334
Lithuania Government International
Bond (b):
6.75%, 1/15/15	USD	130		141,830
7.38%, 2/11/20		310		377,425
Malaysia Government Bond:
Series 0108, 3.46%, 7/31/13	MYR	855		274,811
Series 0507, 3.70%, 5/15/13		265		85,224
Series 0509, 3.21%, 5/31/13		2,655		851,088
Series 2/03, 4.24%, 2/07/18		2,250		752,913
Series 2/04, 5.09%, 4/30/14		160		52,924
Series 3/03, 3.70%, 2/25/13		1,539		494,176
Series 4/98, 8.00%,
10/30/13		10		3,381
Mexican Bonos:
Series M, 9.00%, 6/20/13	MXN	8,172	(h)	639,919
Series MI 10, 9.00%,
12/20/12		4,600	(h)	352,865
Series MI 10, 8.00%,
12/19/13		9,080)	(h)	716,279
Series MI 10, 9.50%,
12/18/14		3,400)	(h)	283,436
New South Wales Treasury Corp.:
Series 13, 5.25%, 5/01/13	AUD	20		20,948
Series 813, 5.50%, 8/01/13		1,265		1,334,105
Peru Government Bond, 7.84%,
8/12/20	PEN	615	(i)	287,824
Philippine Government Bond,
Series 7-43, 8.75%, 3/03/13	PHP	4,350		106,976
Poland Government Bond:
Series 0113, 4.02%,
1/25/13 (g)	PLN	770		228,633
Series 0114, 4.10%,
1/25/14 (g)		800		228,175
Series 0413, 5.25%, 4/25/13		290		88,051
Series 0414, 5.75%, 4/25/14		1,395		431,594
Series 0415, 5.50%, 4/25/15		365		114,071
Series 0713, 4.10%,
7/25/13 (g)		2,490		724,619

Foreign Agency Obligations		Par (000)	Value
Poland Government Bond (concluded):
Series 1013, 5.00%,
10/24/13	PLN	2,345	$713,979
Series 1015, 6.25%,
10/24/15		420	134,580
Poland Government International
Bond, 6.38%, 7/15/19	USD	340	417,775
Queensland Treasury Corp., Series
13, 6.00%, 8/14/13	AUD	70	74,243
Republic of Ghana, 8.50%,
10/04/17 (b)	USD	100	115,250
Republic of Hungary:
3.50%, 7/18/16	EUR	20	23,252
4.38%, 7/04/17		45	53,109
5.75%, 6/11/18		95	116,970
Russian Government International
Bond:
7.50%, 3/31/30	USD	501	624,998
7.50%, 3/31/30 (b)		288	359,155
Sweden Government Bond:
Series 1046, 5.50%,
10/08/12	SEK	9,400	1,424,862
Series 1055, 1.50%, 8/30/13		8,850	1,341,893
Ukraine Government International
Bond, 7.95%, 2/23/21 (b)	USD	200	188,500
Venezuela Government
International Bond, 10.75%,
9/19/13		80	82,800
Vietnam Government International
Bond, 6.75%, 1/29/20 (b)		320	348,000
Western Australia Treasury Corp.,
Series 13, 8.00%, 6/15/13	AUD	179	191,791
Total Foreign Agency Obligations – 12.5%			21,075,751

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
Bear Stearns Alt-A Trust, Series
2004-13, Class A2, 1.12%,
11/25/34 (a)	USD	121	101,505
Countrywide Home Loan Mortgage
Pass-Through Trust, Series
2004-J8, Class 3A3, 5.50%,
12/25/34		16	16,118
Credit Suisse Mortgage Capital
Certificates, Series 2009-15R,
Class 3A1, 5.37%,
3/26/36 (a)(b)		525	551,451
Wells Fargo Mortgage-Backed
Securities Trust:
Series 2004-W, Class A9,
2.61%, 11/25/34 (a)		231	234,843
Series 2007-3, Class 3A1,
5.50%, 4/25/22		138	142,970
			1,046,887
FDP SERIES, INC.	AUGUST 31, 2012	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 3.6%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN,
1.99%, 11/15/15 (a)(b)	USD	465	$455,222
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		732	644,685
Class AM, 5.68%, 7/10/46		500	547,558
Bear Stearns Commercial Mortgage
Securities (a):
Series 2006-PW11, Class AJ,
5.62%, 3/11/39		694	652,815
Series 2006-PW12, Class AJ,
5.93%, 9/11/38		112	102,713
Series 2006-PW13, Class AJ,
5.61%, 9/11/41		640	555,754
Series 2006-T24, Class B,
5.66%, 10/12/41 (b)		148	82,880
Citigroup Commercial Mortgage
Trust, Series 2007-C6, Class
AM, 5.89%, 12/10/49 (a)		506	550,004
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Class AJ, Series 2006-CD3,
5.69%, 10/15/48		425	327,542
GMAC Commercial Mortgage
Securities, Inc., Series 2005-C1,
Class B, 4.94%, 5/10/43		750	373,574
Greenwich Capital Commercial Funding
Corp. (a):
Series 2005-GG5, Class B,
5.49%, 4/10/37		350	126,843
Series 2006-GG7, Class AJ,
6.07%, 7/10/38		500	454,593
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2006-CB14, Class AM
5.64%, 12/12/44 (a)		400	412,592
Series 2006-CB17, Class AM
5.46%, 12/12/43		300	300,601
Series 2006-LDP7, Class AJ
6.06%, 4/15/45 (a)		240	219,259
Wachovia Bank Commercial
Mortgage Trust, Series 2007-
WHL8, Class A1, 0.32%,
6/15/20 (a)(b)		334	313,616
			6,120,251
Total Non-Agency Mortgage-Backed
Securities – 4.2%			7,167,138

Other Interests (j)		Beneficial Interest (000)	Value

Automobiles — 0.0%
General Motors II	USD	7	$—

Preferred Securities
Capital Trusts	Par (000)
Commercial Banks — 1.0%
Bank of America Corp., Series M,
8.13% (a)(k)	300	325,668
Fifth Third Capital Trust IV, 6.50%,
4/15/37 (a)	500	500,000
Wachovia Capital Trust III,
5.57% (a)(k)	1,000	987,500
		1,813,168
Consumer Finance — 0.1%
Capital One Capital VI, 8.88%,
5/15/40	100	102,326
Diversified Financial Services — 0.4%
JPMorgan Chase & Co.,
7.90% (a)(k)	575	643,218
Insurance — 0.4%
MetLife, Inc., 6.40%, 12/15/66	600	638,039
Mitsui Sumitomo Insurance Co.,
Ltd., 7.00%, 3/15/72 (a)(b)	100	105,955
		743,994
Total Capital Trusts – 1.9%		3,302,706

Preferred Stocks — 0.4%	Shares
Commercial Banks — 0.4%
US Bancorp, Series G, 6.00% (a)	24,000	665,040

Trust Preferreds — 0.1%
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40 (a)	3,800	93,909
Total Preferred Securities – 2.4%		4,061,655
FDP SERIES, INC.	AUGUST 31, 2012	8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
City of Tulare California, RB, Build
America Bonds (AGM), 8.75%,
11/15/44	USD	75	$92,909
New York City Industrial Development
Agency, 11.00%, 3/01/29 (b)		100	137,485
State of California, GO, Various
Purpose, 6.00%, 11/01/39		210	250,196
State of Illinois, GO, 5.88%, 3/01/19		495	553,935
Total Taxable Municipal Bonds – 0.6%			1,034,525

US Government Sponsored Agency Securities
Agency Obligations — 2.7%
Fannie Mae, 5.38%, 6/12/17	1,000	1,216,429
Freddie Mac:
2.88%, 2/09/15	2,000	2,121,458
6.25%, 7/15/32	800	1,222,453
		4,560,340
Collateralized Mortgage Obligations — 1.1%
Fannie Mae Mortgage-Backed
Securities, Series 2007-1, Class
NF, 0.49%, 2/25/37 (a)	804	805,542
Freddie Mac Mortgage-Backed
Securities, Series 2643, Class
OG, 5.00%, 7/15/32	1,000	1,070,679
		1,876,221
Mortgage-Backed Securities — 29.4%
Fannie Mae Mortgage-Backed
Securities:
1.88%, 5/01/33 (a)	13	13,638
2.06%, 4/01/35 (a)	20	20,850
2.11%, 10/01/32 (a)	137	143,918
2.39%, 9/01/34 (a)	501	521,449
2.59%, 4/01/35 (a)	245	260,049
3.00%, 12/01/99 (l)	6,200	6,540,032
3.50%, 9/01/41 (l)	11,650	12,350,820
5.00%, 8/01/35 - 9/01/41 (l)	13,344	14,573,681
5.50%, 11/01/34 - 3/01/36	3,553	3,982,641
6.00%, 6/01/21 - 9/01/38	2,053	2,286,799
6.50%, 1/01/36	172	196,008
Freddie Mac Mortgage-Backed
Securities:
2.37%, 11/01/27 (a)	255	265,307
2.46%, 4/01/32 (a)	87	92,823
2.77%, 9/01/32 (a)	14	14,726
3.50%, 12/01/99 (l)	4,200	4,443,469
4.50%, 9/01/20	70	75,249
5.00%, 7/01/23 - 9/01/41 (l)	2,776	3,009,795
5.50%, 11/01/37	15	16,216
6.00%, 10/01/21 - 2/01/39	372	409,539
6.50%, 9/01/38	62	70,833

US Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed
Securities, 6.50%, 7/15/38	USD	409	$467,012
			49,754,854
Total US Government Sponsored
Agency Securities – 33.2%			56,191,415

US Treasury Obligations
US Treasury Bonds:
6.13%, 8/15/29	700	1,092,109
6.25%, 5/15/30	900	1,434,656
4.50%, 2/15/36	450	614,039
4.75%, 2/15/37	1,050	1,487,719
5.00%, 5/15/37	400	586,438
4.25%, 5/15/39	800	1,063,375
4.63%, 2/15/40	2,200	3,097,875
4.38%, 5/15/40	900	1,221,890
4.38%, 5/15/41	300	408,047
3.13%, 2/15/42	1,100	1,204,328
US Treasury Inflation Indexed Bonds:
2.00%, 1/15/16	1,156	1,293,083
0.13%, 4/15/16	1,559	1,646,625
0.13%, 1/15/22	1,521	1,643,630
US Treasury Notes:
2.75%, 10/31/13	600	617,578
2.00%, 11/30/13	2,800	2,862,126
1.75%, 3/31/14	3,300	3,378,890
1.88%, 4/30/14	1,100	1,129,993
2.25%, 5/31/14	1,500	1,552,617
2.25%, 1/31/15	1,000	1,047,734
4.00%, 2/15/15	1,000	1,091,016
2.50%, 4/30/15	2,900	3,071,280
4.13%, 5/15/15	500	551,484
4.25%, 8/15/15	1,100	1,226,930
4.50%, 11/15/15	400	452,938
4.88%, 8/15/16	3,600	4,225,500
4.63%, 11/15/16	900	1,055,039
4.63%, 2/15/17	1,000	1,181,016
4.50%, 5/15/17	350	413,902
3.50%, 2/15/18	1,000	1,149,766
Total US Treasury Obligations – 24.7%		41,801,623

Warrants (m)	Shares
Automobiles — 0.0%
General Motors Co.
(Issued/Exercisable 11/02/10,
1 Share for 1 Warrant, Expires
7/10/16, Strike Price USD
10.00)	600	7,512
FDP SERIES, INC.	AUGUST 31, 2012	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Warrants (m)	Shares	Value
Automobiles (concluded)
General Motors Co.
(Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33)	600	$4,536
		12,048
Total Warrants – 0.0%		12,048
Total Long-Term Investments
(Cost – $186,015,950) – 114.6%		193,762,098

Short-Term Securities		Par (000)
Foreign Agency Obligations — 0.9%
Malaysia — 0.5%
Bank Negara Malaysia Monetary Notes (n):
Series 0212, 2.83% - 2.93%,
1/10/13	MYR	115	36,435
Series 0512, 2.83% - 2.93%,
1/17/13		90	28,496
Series 0712, 2.83%,
10/25/12		15	4,781
Series 0912, 3.01%,
11/01/12		30	9,557
Series 1012, 2.83% - 3.01%
12/20/12		153	48,558
Series 1112, 2.83%, 2/19/13		130	41,065
Series 1312, 3.06%, 9/20/12		90	28,759
Series 1412, 2.99%, 2/26/13		75	23,680
Series 1812, 3.02%,
11/22/12		15	4,769
Series 2212, 2.90%, 1/15/13		170	53,834
Series 3912, 2.90%, 5/02/13		60	18,842
Series 4012, 2.99%,
12/04/12		40	12,705
Series 4212, 3.03%,
12/11/12		20	6,348
Series 4512, 2.90%, 5/23/13		50	15,676
Series 5112, 2.94%, 6/18/13		20	6,256
Series 5212, 2.89%, 6/20/13		260	81,343
Series 5712, 2.87%, 7/11/13		120	37,491
Series 5912, 2.87%, 7/25/13		130	40,571
Series 6512, 2.99%, 3/07/13		5	1,577
Series 6612, 2.97%, 8/06/13		230	71,717
Series 6812, 3.00%, 3/12/13		45	14,179
Series 6912, 2.99%, 3/14/13		80	25,225
Series 7012, 2.87%, 8/15/13		290	90,363
Series 7112, 2.97%, 8/27/13		120	37,357
Series 7611, 2.83% - 3.06%,
9/27/12		135	43,118
Series 8011, 2.82%,
10/18/12		80	25,513

Short-Term Securities		Par (000)	Value
Foreign Agency Obligations (concluded)
Malaysia (concluded)
Malaysia Treasury Bill (n):
Series 364 2.89%, 1/25/13	MYR	10	$3,164
Series 364 2.90%, 5/03/13		10	3,140
			814,519
Singapore — 0.4%
Singapore Treasury Bill, Series
365, 0.23% - 0.24%,
5/02/13 (n)	SGD	760	608,755
Total Foreign Agency Obligations – 0.9%			1,423,274

Time Deposits — 7.3%
United States — 7.3%
Brown Brothers Harriman & Co.,
0.09%, 9/01/12	USD	12,360	12,359,592
Total Short-Term Securities
(Cost – $13,782,267) – 8.2%			13,782,866
Total Investments Before TBA Sale
Commitments
(Cost – $199,798,218*) – 122.8%			207,544,964

TBA Sale Commitments (l)
Fannie Mae Mortgage-Backed
Securities, 5.00%, 9/01/41	6,500	(7,098,203)
Total TBA Sale Commitments
(Proceeds – $7,089,570) – (4.2)%		(7,098,203)
Total Investments (Cost - $192,708,648) – 118.6%		200,446,761

Liabilities in Excess of Other Assets – (18.6)%		(31,386,384)
Net Assets – 100.0%		$169,060,377

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$199,843,624
Gross unrealized appreciation	$9,395,420
Gross unrealized depreciation	(1,694,080)
Net unrealized appreciation	$7,701,340

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. (c) Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Amount is less than $500.
FDP SERIES, INC.	AUGUST 31, 2012	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

(f)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Security trades in units with each unit equal to a par amount of MXN 100.
(i)	Security trades in units with each unit equal to a par amount of PEN 1,000.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of August 31, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation
Barclays Plc	$5,300,781	$16,016
Credit Suisse Group AG	$9,676,534	$26,837
JPMorgan Chase & Co.	$6,540,032	$16,469
UBS AG	$11,493,508	$1,039

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
USD	US Dollar

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts purchased as of August 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
15	2-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	3,308,672	$ 2,541

•	Foreign currency exchange contracts as of August 31, 2012 were as follows:
	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,425,000	USD	24,938	Deutsche Bank AG	9/04/12	$ 680
INR	1,646,000	USD	28,580	HSBC Holdings Plc	9/04/12	1,011
PHP	52,545,000	USD	1,242,845	JPMorgan Chase & Co.	9/04/12	5,996
USD	25,574	INR	1,425,000	Deutsche Bank AG	9/04/12	(44)
USD	29,540	INR	1,646,000	HSBC Holdings Plc	9/04/12	(51)
USD	1,245,142	PHP	52,545,000	JPMorgan Chase & Co.	9/04/12	(3,699)
USD	19,913	SEK	132,750	Brown Brothers Harriman & Co.	9/04/12	(134)
INR	1,050,000	USD	18,547	Deutsche Bank AG	9/07/12	321
INR	280,000	USD	4,950	HSBC Holdings Plc	9/10/12	78
USD	44,298	EUR	31,549	Barclays Plc	9/10/12	4,614
INR	284,000	USD	5,054	Deutsche Bank AG	9/11/12	45
USD	42,965	EUR	30,733	Barclays Plc	9/12/12	4,306
FDP SERIES, INC.	AUGUST 31, 2012	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of August 31, 2012 were as follows:
	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	710,000	USD	12,619	HSBC Holdings Plc	9/13/12	$ 123
USD	120,706	EUR	88,247	Barclays Plc	9/14/12	9,699
USD	113,706	EUR	82,955	UBS AG	9/17/12	9,353
INR	711,000	USD	12,508	Deutsche Bank AG	9/18/12	239
SGD	218,000	USD	172,128	JPMorgan Chase & Co.	9/19/12	2,760
USD	28,244	EUR	20,375	Barclays Plc	9/19/12	2,613
INR	648,000	USD	11,445	Deutsche Bank AG	9/20/12	168
USD	68,467	EUR	50,324	Barclays Plc	9/24/12	5,157
USD	33,884	GBP	21,500	Deutsche Bank AG	10/01/12	(251)
USD	33,514	GBP	21,500	Deutsche Bank AG	10/04/12	(621)
INR	41,995,750	USD	825,794	Deutsche Bank AG	10/09/12	(76,153)
USD	402,588	INR	22,400,000	Deutsche Bank AG	10/09/12	2,739
USD	9,048	EUR	6,585	Barclays Plc	10/24/12	761
USD	65,552	EUR	47,248	Barclays Plc	10/25/12	6,090
USD	26,408	EUR	18,969	Citigroup, Inc.	10/26/12	2,535
EUR	89,075	USD	119,075	Deutsche Bank AG	10/31/12	(6,966)
USD	125,579	EUR	89,075	Deutsche Bank AG	10/31/12	13,470
EUR	2,459	USD	3,288	Deutsche Bank AG	11/02/12	(193)
USD	3,420	EUR	2,459	Deutsche Bank AG	11/02/12	325
USD	21,149	EUR	15,341	Barclays Plc	11/05/12	1,840
USD	1,180,775	EUR	857,000	Deutsche Bank AG	11/07/12	102,066
USD	5,613	EUR	4,082	Barclays Plc	11/08/12	475
USD	134,118	EUR	98,696	UBS AG	11/19/12	9,870
INR	1,425,000	USD	25,152	Deutsche Bank AG	12/04/12	11
INR	1,646,000	USD	29,055	HSBC Holdings Plc	12/04/12	10
USD	200,000	EUR	151,837	Deutsche Bank AG	1/30/13	8,660
CLP	182,965,000	USD	365,200	Morgan Stanley	1/31/13	8,214
CLP	136,164,600	USD	269,499	Morgan Stanley	2/01/13	8,366
IDR	11,679,000,000	USD	1,267,115	JPMorgan Chase & Co.	2/06/13	(70,435)
CLP	88,700,000	USD	178,939	Barclays Plc	2/13/13	1,811
SGD	152,100	USD	120,114	Deutsche Bank AG	3/19/13	2,002
SGD	174,000	USD	137,691	HSBC Holdings Plc	3/19/13	2,008
CLP	42,351,250	USD	84,872	JPMorgan Chase & Co.	3/21/13	1,074
SGD	163,700	USD	130,521	Deutsche Bank AG	3/21/13	909
SGD	131,000	USD	104,432	HSBC Holdings Plc	3/21/13	744
USD	85,489	CLP	42,351,250	JPMorgan Chase & Co.	3/21/13	(457)
USD	586,165	EUR	470,438	Deutsche Bank AG	3/22/13	(7,085)
CLP	34,940,000	USD	68,881	Morgan Stanley	4/15/13	1,830
INR	1,508,000	USD	27,659	JPMorgan Chase & Co.	4/16/13	(1,632)
INR	1,481,000	USD	27,071	JPMorgan Chase & Co.	4/18/13	(1,518)
CLP	31,310,000	USD	61,780	Morgan Stanley	4/19/13	1,557
INR	740,000	USD	13,559	JPMorgan Chase & Co.	4/22/13	(800)
CLP	50,230,000	USD	99,465	Citigroup, Inc.	4/29/13	2,033
CLP	31,162,000	USD	61,536	JPMorgan Chase & Co.	4/29/13	1,432
INR	894,000	USD	16,040	JPMorgan Chase & Co.	4/29/13	(643)
USD	100,945	CLP	50,230,000	Citigroup, Inc.	4/29/13	(554)
USD	12,058	CLP	6,000,000	JPMorgan Chase & Co.	4/29/13	(66)
INR	745,000	USD	13,340	JPMorgan Chase & Co.	4/30/13	(511)
INR	13,116,700	USD	233,474	JPMorgan Chase & Co.	5/06/13	(7,822)
SGD	823,234	USD	650,963	Morgan Stanley	5/17/13	10,216
USD	266,161	EUR	207,000	Deutsche Bank AG	5/17/13	4,930
USD	175,540	EUR	138,600	Deutsche Bank AG	7/05/13	508
USD	118,111	EUR	95,745	Deutsche Bank AG	7/23/13	(2,833)
USD	304,675	EUR	250,000	Deutsche Bank AG	7/29/13	(11,151)
USD	133,935	EUR	108,890	Barclays Plc	8/01/13	(3,632)
USD	45,929	EUR	36,797	Citigroup, Inc.	8/08/13	(563)
FDP SERIES, INC.	AUGUST 31, 2012	12

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of August 31, 2012 were as follows:
	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,994	EUR	10,398	Citigroup, Inc.	8/09/13	$ (143)
USD	64,834	EUR	51,776	Barclays Plc	8/23/13	(599)
USD	38,307	EUR	30,592	Barclays Plc	8/23/13	(354)
USD	42,003	EUR	33,526	Barclays Plc	8/26/13	(368)
USD	3,820,839	EUR	3,040,000	Deutsche Bank AG	8/28/13	(21,298)
USD	38,594	EUR	30,707	Deutsche Bank AG	8/28/13	(215)
USD	1,120	EUR	891	Deutsche Bank AG	8/28/13	(6)
PHP	52,545,000	USD	1,238,101	JPMorgan Chase & Co.	9/04/13	(4,862)
USD	33,691	GBP	21,500	Deutsche Bank AG	10/01/13	(425)
USD	421,450	EUR	326,250	Deutsche Bank AG	2/06/14	8,023
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	(11,471)
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	1,089
Total						$ 15,206

•	Credit default swaps on single-name issues - buy protection outstanding as of August 31, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
ENI SpA	1.00%	Citigroup, Inc.	9/20/17	USD	150	$ (3,535)
ENI SpA	1.00%	Citigroup, Inc.	9/20/17	USD	150	(3,535)
Total						$ (7,070)

•	Credit default swaps on single-name issues - sold protection outstanding as of August 31, 2012 were as follows:
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Republic of South
Korea	1.00%	UBS AG	3/20/16	A+	USD	200	$ 2,212
PSE&G Power	1.00%	Credit Suisse Group AG	6/20/17	A-	USD	300	(747)
Republic of
Indonesia	1.00%	Deutsche Bank AG	6/20/17	BB+	USD	2,200	(13,631)
Hewlett-Packard Co.	1.00%	Deutsche Bank AG	9/20/17	BBB+	USD	500	(7,317)
Total							$ (19,483)

• Credit default swaps on traded indexes - sold protection outstanding as of August 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Markit CMBX North
America AJ Index
Series 2	1.09%	Citigroup, Inc.	3/15/49	Not Rated	USD	350	$ 8,935

1	Using Standard & Poor’s rating.
2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
FDP SERIES, INC.	AUGUST 31, 2012	13

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed
Securities	—	$4,029,421	—	$4,029,421
Common
Stocks	$16,489	—	—	16,489
Corporate
Bonds	—	44,418,507	—	44,418,507
Floating Rate
Loan
Interests	—	13,749,332	$204,194	13,953,526
Foreign Agency
Obligations	—	21,075,751	—	21,075,751
Non-Agency
Mortgage-
Backed
Securities	—	7,167,138	—	7,167,138
Preferred
Securities	758,949	3,302,706	—	4,061,655

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments:
Long Term Investments:
Taxable
Municipal
Bonds	—	$1,034,525	—	$1,034,525
US Government
Sponsored
Agency
Securities	—	56,191,415	—	56,191,415
US Treasury
Obligations	—	41,801,623	—	41,801,623
Warrants	$12,048	—	—	12,048
Short-Term Securities:
Foreign Agency
Obligations	—	1,423,274	—	1,423,274
Time Deposits	—	12,359,592	—	12,359,592
Liabilities:
Investments:
TBA Sale
Commitments	—	(7,098,203)	—	(7,098,203)
Total	$787,486	$199,455,081	$204,194	$200,446,761

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	$2,541	$11,147	—	$13,688
Foreign currency
exchange
contracts	—	252,761	—	252,761
Liabilities
Credit contracts	—	(28,765)	—	(28,765)
Foreign currency
exchange
contracts	—	(237,555)	—	(237,555)
Total	$2,541	$(2,412)	—	$129

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation / depreciation on the instrument.
FDP SERIES, INC.	AUGUST 31, 2012	14

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged
as collateral for
financial
futures
contracts	$4,125	—	—	$4,125
Foreign
currency	1,167,788	—	—	1,167,788
Total	$1,171,913	—	—	$1,171,913

There were no transfers between levels during the period ended August 31, 2012.

Certain of the Fund's investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

FDP SERIES, INC.	AUGUST 31, 2012	15

Schedule of Investments August 31, 2012 (Unaudited)	Invesco Value FDP Fund (Formerly Van Kampen Value FDP Fund) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
Honeywell International, Inc.	12,251	$716,071
Textron, Inc.	27,991	747,920
		1,463,991
Automobiles — 1.6%
General Motors Co. (a)	75,508	1,612,096
Beverages — 0.2%
PepsiCo, Inc.	2,581	186,942
Capital Markets — 4.2%
The Bank of New York Mellon Corp.	92,035	2,074,469
The Goldman Sachs Group, Inc.	8,597	908,875
Morgan Stanley	54,156	812,340
State Street Corp.	12,006	499,449
		4,295,133
Commercial Banks — 4.2%
Fifth Third Bancorp	73,688	1,115,636
The PNC Financial Services Group,
Inc. (b)	500	31,080
US Bancorp	26,098	871,934
Wells Fargo & Co.	68,422	2,328,401
		4,347,051
Communications Equipment — 1.1%
Cisco Systems, Inc.	59,452	1,134,344
Computers & Peripherals — 1.8%
Dell, Inc. (a)	21,885	231,762
Hewlett-Packard Co.	93,959	1,586,028
		1,817,790
Diversified Financial Services — 7.1%
Bank of America Corp.	149,062	1,191,005
Citigroup, Inc.	105,482	3,133,870
JPMorgan Chase & Co.	81,219	3,016,474
		7,341,349
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	21,467	786,551
Verizon Communications, Inc.	23,491	1,008,704
		1,795,255
Electric Utilities — 2.5%
FirstEnergy Corp.	20,682	903,803
PPL Corp.	55,769	1,635,705
		2,539,508
Electrical Equipment — 1.2%
Emerson Electric Co.	24,507	1,242,995
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	105,314	1,262,715
Energy Equipment & Services — 4.4%
Halliburton Co.	61,030	1,999,343
Noble Corp. (a)	15,832	603,833

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Weatherford International Ltd. (a)	160,987	$1,893,207
		4,496,383
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	39,477	1,798,177
Wal-Mart Stores, Inc.	7,830	568,458
		2,366,635
Food Products — 3.5%
Archer-Daniels-Midland Co.	14,986	400,875
Kraft Foods, Inc., Class A	36,923	1,533,412
Unilever NV - NY Shares	47,434	1,649,755
		3,584,042
Health Care Providers & Services — 3.9%
Cardinal Health, Inc.	22,111	874,490
UnitedHealth Group, Inc.	37,568	2,039,942
WellPoint, Inc.	18,550	1,110,589
		4,025,021
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	27,846	965,699
Household Products — 0.4%
The Procter & Gamble Co.	6,116	410,934
Industrial Conglomerates — 2.1%
General Electric Co.	106,294	2,201,349
Insurance — 5.5%
Aflac, Inc.	8,834	407,954
The Allstate Corp.	69,374	2,586,263
MetLife, Inc.	35,409	1,208,509
The Travelers Cos., Inc.	22,722	1,471,022
		5,673,748
Internet Software & Services — 3.3%
eBay, Inc. (a)	38,565	1,830,680
Yahoo! Inc. (a)	108,621	1,591,298
		3,421,978
Machinery — 1.9%
Ingersoll-Rand Plc	41,815	1,955,269
Media — 10.6%
Comcast Corp., Class A	93,591	3,138,106
News Corp., Class B	81,701	1,924,058
Time Warner Cable, Inc.	27,852	2,473,815
Time Warner, Inc.	28,805	1,196,848
Viacom, Inc., Class B	44,120	2,206,441
		10,939,268
Metals & Mining — 1.0%
Alcoa, Inc.	119,404	1,022,098
Multiline Retail — 1.2%
Kohl's Corp.	6,098	318,316
Target Corp.	14,395	922,575
		1,240,891
FDP SERIES, INC.	AUGUST 31, 2012	1

Schedule of Investments (continued)	Invesco Value FDP Fund (Formerly Van Kampen Value FDP Fund) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 8.5%
BP Plc - ADR	57,038	$ 2,399,018
Chevron Corp.	14,386	1,613,534
Murphy Oil Corp.	29,758	1,527,478
QEP Resources, Inc.	38,724	1,110,992
Royal Dutch Shell Plc - ADR	30,129	2,108,126
		8,759,148
Paper & Forest Products — 2.0%
International Paper Co.	60,187	2,080,063
Pharmaceuticals — 10.8%
Bristol-Myers Squibb Co.	58,700	1,937,687
GlaxoSmithKline Plc - ADR	25,570	1,163,179
Merck & Co., Inc.	52,634	2,265,894
Novartis AG, Registered Shares	15,472	912,393
Pfizer, Inc.	108,695	2,593,463
Roche Holding AG - ADR	20,651	939,620
Sanofi - ADR	32,538	1,332,431
		11,144,667
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	29,214	725,384
Software — 2.8%
Microsoft Corp.	91,741	2,827,458
Specialty Retail — 1.8%
Lowe's Cos., Inc.	42,392	1,207,324
Staples, Inc.	57,107	623,609
		1,830,933
Wireless Telecommunication Services — 1.1%
Vodafone Group Plc - ADR	39,146	1,132,102
Total Long-Term Investments
(Cost – $86,833,499) – 96.9%		99,842,239

Short-Term Securities	Par (000)
Time Deposits — 2.8%
United States — 2.8%
Brown Brothers Harriman & Co.,
0.09%, 9/01/12	$2,874	2,873,601
Total Short-Term Securities
(Cost – $2,873,601) – 2.8%		2,873,601

Value
Total Investments (Cost - $89,707,100*) – 99.7%	$102,715,840
Other Assets Less Liabilities – 0.3%	317,099
Net Assets – 100.0%	$103,032,939

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$91,143,501
Gross unrealized appreciation	$20,986,877
Gross unrealized depreciation	(9,414,538)
Net unrealized appreciation	$11,572,339

(a)	Non-income producing security.
FDP SERIES, INC.	AUGUST 31, 2012	2

Schedule of Investments (concluded)	Invesco Value FDP Fund (Formerly Van Kampen Value FDP Fund)

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at May 31, 2012	Shares Purchased	Shares Sold	Shares Held at August 31, 2012	Value at August 31, 2012	Income	Realized Gain/Loss

The PNC Financial
Services Group, Inc.	500	—	—	500	$ 31,080	$ 200	—

Portfolio Abbreviation

ADR	American Depositary Receipts

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$98,929,846	$912,393	—	$99,842,239
Short-Term
Securities	—	2,873,601	—	2,873,601
Total	$98,929,846	$3,785,994	—	$102,715,840

[1]	See above Schedule of Investments for values in each industry excluding Level 2, in Pharmaceuticals, within the table.

There were no transfers between levels during the period ended August 31, 2012.

FDP SERIES, INC.	AUGUST 31, 2012	3

Schedule of Investments August 31, 2012 (Unaudited)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
Precision Castparts Corp.	11,370	$1,831,480
Beverages — 1.2%
Anheuser-Busch InBev NV - ADR	14,864	1,251,252
Biotechnology — 4.0%
Biogen Idec, Inc. (a)	25,507	3,739,071
Gilead Sciences, Inc. (a)	9,167	528,844
		4,267,915
Chemicals — 4.7%
LyondellBasell Industries NV, Class A	11,116	542,905
Monsanto Co.	30,234	2,633,684
Praxair, Inc.	17,099	1,803,945
		4,980,534
Commercial Banks — 5.9%
US Bancorp	90,922	3,037,704
Wells Fargo & Co.	94,732	3,223,730
		6,261,434
Communications Equipment — 2.0%
QUALCOMM, Inc.	34,891	2,144,401
Computers & Peripherals — 10.7%
Apple, Inc.	14,311	9,520,250
EMC Corp. (a)	49,664	1,305,666
Seagate Technology Plc	15,479	495,483
		11,321,399
Energy Equipment & Services — 3.7%
Halliburton Co.	36,987	1,211,694
National Oilwell Varco, Inc.	34,937	2,753,036
		3,964,730
Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.	10,145	736,527
Food Products — 2.6%
Mead Johnson Nutrition Co.	38,371	2,813,745
Health Care Equipment & Supplies — 0.5%
Intuitive Surgical, Inc. (a)	1,041	511,953
Health Care Providers & Services — 3.2%
Express Scripts Holding Co. (a)	54,273	3,398,575
Hotels, Restaurants & Leisure — 8.6%
Chipotle Mexican Grill, Inc. (a)	2,188	631,544
McDonald's Corp.	20,695	1,851,996
Starbucks Corp.	55,745	2,765,509
Wynn Resorts Ltd.	20,169	2,080,836
Yum! Brands, Inc.	28,656	1,825,960
		9,155,845
Internet & Catalog Retail — 3.0%
Amazon.com, Inc. (a)	3,869	960,402
Priceline.com, Inc. (a)	3,681	2,225,422
		3,185,824

Common Stocks	Shares	Value
Internet Software & Services — 4.0%
Baidu.com, Inc. - ADR (a)	18,825	$2,097,858
Equinix, Inc. (a)	5,382	1,063,752
LinkedIn Corp., Class A (a)	9,998	1,072,786
		4,234,396
IT Services — 5.0%
Accenture Plc, Class A	37,595	2,315,852
Visa, Inc., Class A	22,979	2,947,057
		5,262,909
Machinery — 1.0%
Danaher Corp.	20,470	1,096,578
Media — 0.5%
Liberty Global, Inc., Class A (a)	8,914	492,677
Multiline Retail — 1.7%
Dollar General Corp. (a)	35,558	1,815,947
Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	10,479	725,880
Kinder Morgan, Inc.	29,777	1,065,123
Occidental Petroleum Corp.	17,456	1,483,935
		3,274,938
Personal Products — 0.8%
The Estée Lauder Cos., Inc., Class A	14,318	858,364
Pharmaceuticals — 3.9%
Abbott Laboratories	23,862	1,563,916
Bristol-Myers Squibb Co.	62,817	2,073,589
Perrigo Co.	4,825	530,605
		4,168,110
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	18,164	1,278,746
Road & Rail — 1.5%
Union Pacific Corp.	13,429	1,630,818
Software — 1.5%
Check Point Software Technologies
Ltd. (a)	14,448	665,908
VMware, Inc., Class A (a)	10,647	948,009
		1,613,917
Specialty Retail — 11.0%
AutoZone, Inc. (a)	2,929	1,059,243
Dick's Sporting Goods, Inc.	10,541	524,520
GNC Holdings, Inc. Class A	12,126	471,095
The Home Depot, Inc.	44,115	2,503,526
Limited Brands, Inc.	26,723	1,298,738
O'Reilly Automotive, Inc. (a)	17,166	1,458,252
TJX Cos., Inc.	95,353	4,366,214
		11,681,588
Textiles, Apparel & Luxury Goods — 3.5%
Lululemon Athletica, Inc. (a)	17,004	1,108,491
FDP SERIES, INC.	AUGUST 31, 2012	1

Schedule of Investments (concluded)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
NIKE, Inc., Class B	27,349	$2,662,698
		3,771,189
Trading Companies & Distributors — 2.1%
W.W. Grainger, Inc.	10,727	2,209,333
Transportation Infrastructure — 1.0%
Hutchison Port Holdings Trust	1,456,000	1,019,794
Total Common Stocks – 94.3%		100,234,918

Preferred Stocks
Commercial Banks — 0.5%
Wells Fargo & Co., Series J, 8.00%	17,400	519,564
Total Long-Term Investments
(Cost – $75,138,911) – 94.8%		100,754,482

Short-Term Securities	Par (000)
Time Deposits — 5.3%
United States — 5.3%
Brown Brothers Harriman & Co.,
l0.09%, 9/01/12	$5,570	5,569,888
Total Short-Term Securities
(Cost – $5,569,888) – 5.3%		5,569,888
Total Investments (Cost - $80,708,799*) – 100.1%		106,324,370
Liabilities in Excess of Other Assets – (0.1)%		(62,133)
Net Assets – 100.0%		$106,262,237

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$81,635,258
Gross unrealized appreciation	$26,812,116
Gross unrealized depreciation	(2,123,004)
Net unrealized appreciation	$24,689,112

(a)	Non-income producing security.

Portfolio Abbreviation

ADR	American Depositary Receipts

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$99,734,688	$1,019,794	—	$100,754,482
Short-Term
Securities	—	5,569,888	—	5,569,888
Total	$99,734,688	$6,589,682	—	$106,324,370

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Transportation Infrastructure, within the table.

There were no transfers between levels during the period ended August 31, 2012.

FDP SERIES, INC.	AUGUST 31, 2012	2

Schedule of Investments August 31, 2012 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 4.3%
Iluka Resources Ltd.	143,767	$1,379,082
Newcrest Mining Ltd.	22,888	592,468
Nufarm Ltd.	132,101	803,331
Westpac Banking Corp.	99,460	2,556,016
		5,330,897
Bermuda — 0.5%
Hiscox Ltd.	81,502	601,022
Brazil — 3.0%
Diagnosticos da America SA	84,900	535,775
EDP - Energias do Brasil SA	96,600	617,224
Itau Unibanco Holdings SA - ADR	78,330	1,238,397
M Dias Branco SA	19,700	611,409
Tim Participacoes SA - ADR	20,121	392,561
Tractebel Energia SA	20,730	344,768
		3,740,134
Canada — 0.3%
Cenovus Energy, Inc.	12,780	418,761
China — 1.4%
China Construction Bank Corp.,
Class H	721,160	475,682
China Unicom Ltd.	530,000	840,267
CNOOC Ltd.	242,000	460,337
		1,776,286
Czech Republic — 1.1%
CEZ AS	24,436	959,271
Komercni Banka AS	1,687	328,029
		1,287,300
France — 8.3%
BNP Paribas SA	33,594	1,453,952
Danone SA	37,358	2,325,913
Dassault Systemes SA	7,776	753,908
GDF Suez	33,867	832,453
Legrand Promesses	10,952	377,875
LVMH Moet Hennessy Louis
Vuitton SA	7,402	1,206,054
Publicis Groupe	20,863	1,081,507
Schneider Electric SA	28,671	1,806,030
Suez Environnement Co.	34,600	387,409
		10,225,101
Germany — 6.4%
Bayer AG, Registered Shares	35,333	2,736,171
GSW Immobilien AG	13,633	485,276
Linde AG	13,099	2,061,686
Siemens AG, Registered Shares	21,946	2,071,501
Symrise AG	16,089	543,915
		7,898,549
Hong Kong — 5.4%
AIA Group Ltd.	404,800	1,396,448
BOC Hong Kong Holdings Ltd.	273,000	866,348
China Resources Gas Group Ltd.	66,000	130,137

	Shares	Value
Common Stocks
Hong Kong (concluded)
Hang Lung Properties Ltd.	248,000	$851,334
Hutchison Whampoa Ltd.	112,000	982,713
Li & Fung Ltd.	610,000	993,486
Sands China Ltd.	340,000	1,206,191
Sinotruk Hong Kong Ltd.	404,500	211,006
		6,637,663
India — 1.2%
HDFC Bank Ltd. - ADR	14,850	498,663
ICICI Bank Ltd.	23,670	384,400
Reliance Industries Ltd.	44,975	620,436
		1,503,499
Indonesia — 0.7%
Bank Mandiri Persero Tbk PT	521,500	427,668
PT Bank Rakyat Indonesia
Persero Tbk	622,500	454,713
		882,381
Israel — 0.2%
Bezeq Israeli Telecommunication
Corp. Ltd.	160,920	183,711
Italy — 0.7%
Telecom Italia SpA	277,006	257,366
Telecom Italia SpA (Non-
Convertible Savings Shares)	778,434	615,617
		872,983
Japan — 23.7%
Aeon Credit Service Co. Ltd.	35,200	678,307
Canon, Inc.	36,700	1,223,293
Chugoku Marine Paints Ltd.	47,000	224,014
Denso Corp.	46,300	1,551,722
East Japan Railway Co.	12,100	812,324
GLORY Ltd.	43,300	967,700
Honda Motor Co. Ltd.	58,600	1,867,014
Inpex Corp.	196	1,121,220
Japan Tobacco, Inc.	73,600	2,231,642
JGC Corp.	57,000	1,765,577
KDDI Corp.	296	2,123,409
Lawson, Inc.	17,300	1,326,575
Miraca Holdings, Inc.	25,400	1,140,894
Mitsubishi Corp.	46,300	857,283
Mitsubishi UFJ Financial
Group, Inc.	177,200	810,016
Nippon Paint Co. Ltd.	51,000	438,471
Nippon Television Network Corp.	6,040	836,197
Nomura Research Institute Ltd.	33,600	704,777
Santen Pharmaceutical Co. Ltd.	41,100	1,800,418
Sony Financial Holdings, Inc.	35,700	592,335
Sumitomo Metal Industries Ltd.	154,000	219,566
Sumitomo Mitsui Financial
Group, Inc.	75,200	2,342,167
Tokyo Gas Co. Ltd.	236,000	1,305,361
Yahoo! Japan Corp.	2,206	761,526
FDP SERIES, INC.	AUGUST 31, 2012	1

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Japan (concluded)
Yamato Holdings Co. Ltd.	95,200	$1,586,211
		29,288,019
Netherlands — 4.9%
Akzo Nobel NV	35,103	2,025,710
ASML Holding NV	6,325	358,919
Heineken NV	40,936	2,271,485
ING Groep NV CVA (a)	184,413	1,406,007
		6,062,121
Singapore — 1.6%
DBS Group Holdings Ltd.	96,000	1,115,421
Keppel Corp. Ltd.	89,400	803,772
		1,919,193
Spain — 1.2%
Amadeus IT Holding SA, Class A	32,406	722,993
Banco Santander SA (a)	110,599	787,004
		1,509,997
Sweden — 1.9%
Hennes & Mauritz AB, B Shares	27,260	984,848
Telefonaktiebolaget LM Ericsson, B
Shares	150,896	1,408,851
		2,393,699
Switzerland — 11.1%
Julius Baer Group Ltd. (a)	21,040	689,932
Nestle SA, Registered Shares	57,594	3,577,947
Novartis AG, Registered Shares	44,390	2,617,704
Roche Holding AG	17,973	3,267,375
Schindler Holding AG	11,701	1,376,796
Sonova Holding AG, Registered
Shares (a)	6,652	615,788
Swiss Re AG (a)	25,458	1,593,213
		13,738,755
Taiwan — 0.7%
Taiwan Semiconductor
Manufacturing Co. Ltd.	312,439	875,021
Thailand — 0.4%
Siam Commercial Bank PCL	97,600	467,209
United Kingdom — 18.8%
AMEC Plc	27,620	485,697
Barclays Plc	599,789	1,745,586
BG Group Plc	49,386	1,009,958
BP Plc	367,780	2,579,802
Cairn Energy Plc (a)	58,097	265,101
Compass Group Plc	56,930	640,608
GKN Plc	214,894	728,650
HSBC Holdings Plc	123,355	1,074,581
Pearson Plc	45,380	860,902
Reckitt Benckiser Group Plc	25,999	1,470,313
Rio Tinto Plc	59,690	2,606,019
Royal Dutch Shell Plc, Class A	110,738	3,874,103
Standard Chartered Plc	103,014	2,275,347

	Shares	Value

Common Stocks
United Kingdom (concluded)
Vodafone Group Plc	949,529	$2,738,399
Whitbread Plc	26,030	880,692
		23,235,758
United States — 1.5%
Cognizant Technology Solutions
Corp., Class A (a)	9,580	615,803
Joy Global, Inc.	21,790	1,163,150
		1,778,953
Total Long-Term Investments
(Cost – $110,412,476) – 99.3%		122,627,012

Total Investments (Cost - $110,412,476*) – 99.3%	122,627,012
Other Assets Less Liabilities – 0.7%	811,991
Net Assets – 100.0%	$123,439,003

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$113,487,243
Gross unrealized appreciation	$17,720,790
Gross unrealized depreciation	(8,581,021)
Net unrealized appreciation	$9,139,769

(a)	Non-income producing security.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
FDP SERIES, INC.	AUGUST 31, 2012	2

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar

•	Foreign currency exchange contracts as of August 31, 2012 were as follows:
						Unrealized
Currency Purchased		Currency		Counter-	Settlement	Appreciation
		Sold		party	Date	(Depreciation)

				Goldman Sachs
USD	43,734	AUD	42,125	Group, Inc.	9/04/12	$ 213
				Brown Brothers
USD	11,051	BRL	22,446	Harriman & Co.	9/04/12	(7)
USD	2,303	CAD	2,278	UBS AG	9/04/12	(8)
USD	99,853	CHF	95,736	Barclays Plc	9/04/12	(426)
				Goldman Sachs
USD	8,367	CZK	165,640	Group, Inc.	9/04/12	(13)
				Deutsche
USD	156,571	EUR	125,003	Bank AG	9/04/12	(657)
USD	22,618	GBP	14,328	Barclays Plc	9/04/12	(132)
				Deutsche
USD	268,371	GBP	169,462	Bank AG	9/04/12	(709)
USD	12,848	HKD	99,647	UBS AG	9/04/12	—
				Brown Brothers
USD	7,370	INR	409,058	Harriman & Co.	9/04/12	17
USD	1,640	JPY	128,833	Citigroup Inc.	9/04/12	(5)
				Deutsche
USD	216,035	JPY	16,990,805	Bank AG	9/04/12	(975)
				Deutsche
USD	11,542	SEK	76,949	Bank AG	9/04/12	(78)
USD	8,978	SGD	11,249	Barclays Plc	9/04/12	(46)
				Brown Brothers
USD	3,429	THB	107,623	Harriman & Co.	9/04/12	(6)
				Credit Suisse
USD	383,466	GBP	241,514	Group AG	9/05/12	(22)
				Brown Brothers
USD	6,476	HKD	50,232	Harriman & Co.	9/05/12	—
Total						$ (2,854)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

FDP SERIES, INC.	AUGUST 31, 2012	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

The following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term
Investments
Common Stocks:
Australia	—	$5,330,897	—	$5,330,897
Bermuda	—	601,022	—	601,022
Brazil	$3,740,134	—	—	3,740,134
Canada	418,761	—	—	418,761
China	—	1,776,286	—	1,776,286
Czech
Republic	959,271	328,029	—	1,287,300
France	—	10,225,101	—	10,225,101
Germany	—	7,898,549	—	7,898,549
Hong Kong	—	6,637,663	—	6,637,663
India	498,663	1,004,836	—	1,503,499
Indonesia	—	882,381	—	882,381
Israel	—	183,711	—	183,711
Italy	—	872,983	—	872,983
Japan	—	29,288,019	—	29,288,019
Netherlands	—	6,062,121	—	6,062,121
Singapore	—	1,919,193	—	1,919,193
Spain	—	1,509,997	—	1,509,997
Sweden	—	2,393,699	—	2,393,699
Switzerland	—	13,738,755	—	13,738,755
Taiwan	—	875,021	—	875,021
Thailand	467,209	—	—	467,209
United
Kingdom	—	23,235,758	—	23,235,758
United States.	1,778,953	—	—	1,778,953
Total	$7,862,991	$114,764,021	—	$122,627,012

	Level 1	Level 2	Level 3	Total
Derivative
Financial
Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$230	—	$230
Liabilities:
Foreign currency
exchange
contracts	—	(3,084)	—	(3,084)
Total	—	$(2,854)	—	$(2,854)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign
currency at
value	$55,378	—	—	$55,378
Liabilities:
Bank
overdraft	—	$(725,645)	—	(725,645)
Total	$55,378	$(725,645)	—	$(670,267)

There were no transfers between levels during the period ended August 31, 2012.

FDP SERIES, INC.	AUGUST 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: October 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal executive officer) of FDP Series, Inc.

Date: October 25, 2012